ULTIMUS
                                Your Fund Matters





February 3, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   Malachi Millennium Income Trust
               File No. 33-85196

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Malachi Millennium Income Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain
John F. Splain
Managing Director



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Ultimus Fund Solutions, LCC       135 Merchant Street, Suite 230      Phone: 513 487 3400
www.ultimusfundsolutions.com      Cincinnati, Ohio 45246              Fax: 513 587 3450
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